UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-2168


                            ACTIVA MUTUAL FUND TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         2905 Lucerne Dr. SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Allan D. Engel, President, Secretary, and Treasurer Activa Mutual Fund
                          2905 Lucerne Dr SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (616) 787-6288

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 09/30/04
                          --------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

ACTIVA Schedule of Investments
INTERMEDIATE BOND FUND - 9/30/04 (Unaudited)

                                                                                           % OF        SHARES OR
SECURITY DESCRIPTION                                                                INVESTMENTS        PAR VALUE              VALUE
------------------------------------------------------------------------------------------------------------------------------------
US TREASURY NOTES                                                                          7.6%
       U.S. TREASURY NOTES, 6.50%, 11/15/26                                                            1,000,000     $     1,209,530
       U.S. TREASURY NOTES, 5.50%, 8/15/28                                                             1,900,000           2,043,021
       U.S. TREASURY NOTES, 2.625%, 11/15/06                                                          10,500,000          10,500,000
                                                                                                                     ---------------
                                                                                                                          13,752,551
                                                                                                                     ---------------

US TREASURY BONDS                                                                          2.1%
        U.S. TREASURY BONDS, 8.125%, 8/15/19                                                           1,700,000           2,327,871
        U.S. TREASURY INFLATION INDEX BOND (TIP), 3.88%, 4/15/29                                         900,000           1,375,664
                                                                                                                     ---------------
                                                                                                                           3,703,535
                                                                                                                     ---------------

US TREASURY STRIPS - PRINCIPAL ONLY                                                        0.5%
        STRIP PRINC, 5/15/18                                                                           1,570,000             816,227
                                                                                                                     ---------------

FEDERAL HOME LOAN BANK                                                                     2.8%
        FEDERAL HOME LOAN BANK, 2.25%, 5/15/06                                                         5,000,000           4,971,100
                                                                                                                     ---------------

FEDERAL HOME LOAN MORTGAGE                                                                18.4%
        FREDDIE MAC GOLD, 5.50%, 12/1/32                                                               1,286,720           1,308,455
        FREDDIE MAC, 8.00%, 3/1/30                                                                       592,672             644,715
        FEDERAL GOVT LOAN MORTGAGE CORP., 5.00%, 7/1/34                                                3,227,444           3,200,560
        FREDDIE MAC, DN, 10/19/04                                                                      9,700,000           9,691,179
        FREDDIE MAC, 6.50%, 12/15/22                                                                     673,747             674,719
        FREDDIE MAC, 4.25%, 6/15/05                                                                    9,500,000           9,630,625
        FREDDIE MAC, 5.50%, 5/15/28                                                                    3,000,000           3,075,192
        FREDDIE MAC, 5.00%, 4/15/18                                                                    2,250,000           2,265,651
        FREDDIE MAC, 4.50%, 4/15/26                                                                    2,500,000           2,533,932
                                                                                                                     ---------------
                                                                                                                          33,025,028
                                                                                                                     ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                     24.4%
        FANNIE MAE TBA, 4.50%, 10/9/18                                                                 3,250,000           3,238,826
        FANNIE MAE (TBA), 5.00%, 10/19/19                                                              3,500,000           3,555,783
        FANNIE MAE, 7.125%, 1/15/30                                                                    5,000,000           6,179,875
        FANNIE MAE, 6.50%, 9/1/29                                                                        318,664             334,996
        FANNIE MAE, 4.50%, 9/1/18                                                                      3,588,093           3,580,902
        FANNIE MAE CL, 5.00%, 12/1/33                                                                  2,530,553           2,511,189
        FANNIE MAE, 6.00%, 4/1/14                                                                        284,626             299,301
        FANNIE MAE, 6.00%, 2/1/29                                                                        418,977             434,948
        FANNIE MAE, 6.00%, 1/1/29                                                                        578,328             600,374
        FANNIE MAE, 6.50%, 3/1/29                                                                        502,816             528,896
        FANNIE MAE, 6.50%, 3/1/29                                                                        441,673             464,583
        FANNIE MAE, 6.00%, 4/1/14                                                                        575,382             604,508
        FANNIE MAE CL, 6.50%, 7/1/32                                                                   3,472,118           3,645,653
        FANNIE MAE CL, 6.50%, 9/1/18                                                                   2,291,720           2,428,470
        FANNIE MAE, 6.50%, 10/1/31                                                                       974,399           1,023,119
        FANNIE MAE, 6.50%, 5/1/32                                                                      1,335,602           1,402,355
        FANNIE MAE CL, 5.50%, 2/1/33                                                                   1,352,388           1,373,681
        FANNIE MAE CL, 5.50%, 4/1/33                                                                     961,419             975,644
        FANNIE MAE CL, 5.00%, 8/1/33                                                                   3,667,232           3,639,170
        FANNIE MAE CL, 5.00%, 6/1/34                                                                   1,243,759           1,232,621
        FANNIE MAE CL, 5.00%, 7/1/19                                                                   5,700,905           5,801,098
                                                                                                                     ---------------
                                                                                                                          43,855,992
                                                                                                                     ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                   8.8%
        GOVERNMENT NATIONAL MORTGAGE ASSOC., 5.00%, 8/15/33                                            1,759,593           1,753,829
        GOVERNMENT NATIONAL MORTGAGE ASSOC., 5.00%, 6/15/34                                            3,750,000           3,737,715
        GOVERNMENT NATIONAL MORTGAGE ASSOC., 6.00%, 12/15/31                                           1,121,578           1,165,651
        GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.00%, 11/15/31                                             584,795             624,094
        GOVERNMENT NATIONAL MORTGAGE ASSOC., 6.00%, 10/15/32                                           1,881,630           1,953,833
        GOVERNMENT NATIONAL MORTGAGE ASSOC., 6.50%, 5/15/29                                              930,551             984,346
        GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.00%, 12/15/28                                             285,395             304,836
        GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.00%, 9/15/29                                              227,667             243,105
        GOVERNMENT NATIONAL SINGLE FAMILY, 6.50%, 8/15/31                                              1,649,720           1,743,123
        GOVERNMENT NATIONAL SINGLE FAMILY, 7.00%, 12/15/29                                               922,518             985,186
        GOVERNMENT NATIONAL MORTGAGE ASSOC., 4.50%, 4/15/18                                            2,372,941           2,384,364
                                                                                                                     ---------------
                                                                                                                          15,880,082
                                                                                                                     ---------------

CORPORATE BONDS - 35.4%
AUTOMOTIVE                                                                                 1.1%
        DAIMLERCHRYSLER, 7.20%, 9/1/09                                                                   775,000             872,844
        FORD MOTOR COMPANY, 7.45%, 7/16/31                                                               575,000             565,415
        GENERAL MOTORS, 8.375%, 7/15/33                                                                  550,000             585,750
                                                                                                                     ---------------
                                                                                                                           2,024,009
                                                                                                                     ---------------

BANKING AND FINANCIAL SERVICES                                                            14.7%
        AMERICAN GENERAL FINANCE, 4.50%, 11/15/07                                                      1,800,000           1,853,534
        BANK OF AMERICA CORP., 3.875%, 1/15/08                                                         1,500,000           1,523,283
        CIT GROUP, INC., 7.375%, 4/2/07                                                                1,800,000           1,975,156
        CAPITAL ONE BANK, 4.875%, 5/15/08                                                              1,250,000           1,295,737
        COUNTRYWIDE HOME LOAN, 4.00%, 3/22/11                                                          1,790,000           1,740,822
        DETROIT EDISON SECURITIZATION FUNDING LLC, 6.19%, 3/1/13                                         500,000             551,502
        FIRST DATA CORPORATION, 4.70%, 11/1/06                                                         1,750,000           1,813,224
        GENERAL MOTORS ACCEPT. CORP., 6.125%, 8/28/07                                                    800,000             843,405
        GOLDMAN SACHS CAPITAL I, 6.345%, 2/15/34                                                       1,650,000           1,660,707
        INTERNATIONAL LEASE FIN., 5.875%, 5/1/13                                                       1,500,000           1,597,979
        JP MORGAN CHASE, 5.125%, 9/15/14                                                               1,250,000           1,259,131
        LEHMAN BROTHERS HOLDINGS, INC., 8.25%, 6/15/07                                                 1,750,000           1,974,044
        MELLON CAP II, 7.995%, 1/15/27                                                                 2,040,000           2,346,785
        PSE&G TRANSITION FUNDING LLC, 6.45%, 3/15/13                                                   1,450,000           1,625,189
        VANDERBILT MORTGAGE FINANCE, 7.82%, 11/7/17                                                    1,683,079           1,721,420
        WELLS FARGO & CO., 5.90%, 5/21/06                                                              2,500,000           2,628,125
                                                                                                                     ---------------
                                                                                                                          26,410,043
                                                                                                                     ---------------

BROADCASTING                                                                               1.6%
        CLEAR CHANNEL, 5.00%, 3/15/12                                                                  1,250,000           1,235,145
        COMCAST CORP., 6.50%, 1/15/15                                                                  1,000,000           1,082,182
        LIBERTY MEDIA, 5.70%, 5/15/13                                                                    525,000             519,904
                                                                                                                     ---------------
                                                                                                                           2,837,231
                                                                                                                     ---------------

COMMERCIAL SERVICES                                                                        1.8%
        ARAMARK SERVICES, INC., 7.00%, 7/15/06                                                         1,550,000           1,646,875
        CENDANT CORP., 7.375%, 1/15/13                                                                 1,300,000           1,506,580
                                                                                                                     ---------------
                                                                                                                           3,153,455
                                                                                                                     ---------------

DIVERSIFIED                                                                                0.9%
        GENERAL ELECTRIC CAP. CORP., 5.875%, 2/15/12                                                   1,500,000           1,631,250
                                                                                                                     ---------------

ELECTRIC UTILITY                                                                           3.7%
        AMERICAN ELECTRIC POWER, 5.375%, 3/15/10                                                       1,150,000           1,210,951
        PACIFIC GAS & ELEC., 4.80%, 3/1/14                                                             1,725,000           1,715,385
        PECO ENERGY TRANSITION TRUST, 6.52%, 12/31/10                                                  3,385,000           3,802,202
                                                                                                                     ---------------
                                                                                                                           6,728,538
                                                                                                                     ---------------

ENTERTAINMENT                                                                              1.0%
        VIACOM, INC., 5.625%, 5/1/07                                                                   1,700,000           1,799,312
                                                                                                                     ---------------

FOREST PRODUCTS                                                                            0.7%
        WEYERHAEUSER CO., 7.375%, 3/15/32                                                              1,100,000           1,266,242
                                                                                                                     ---------------

HEALTH CARE                                                                                0.9%
        AETNA INCORPORATED, 7.375%, 3/1/06                                                             1,500,000           1,590,000
                                                                                                                     ---------------

OIL & EXPLOR PROD & SER                                                                    1.2%
        ENCANA CORP., 4.75%, 10/15/13                                                                  1,000,000             991,015
        PEMEX PROJECT FUNDING MASTER TR, 8.50%, 2/15/08                                                1,000,000           1,126,250
                                                                                                                     ---------------
                                                                                                                           2,117,265
                                                                                                                     ---------------

PRINTING & PUBLISHING                                                                      1.0%
        NEW AMERICA HOLDINGS, 7.375%, 10/17/08                                                         1,595,000           1,776,562
                                                                                                                     ---------------

RAILROADS                                                                                  1.2%
        BRIT SKY BROADCA BSY, 8.20%, 7/15/09                                                           1,000,000           1,166,487
        BURLINGTON/SANTA, 4.30%, 1/1/13                                                                  925,000             891,924
                                                                                                                     ---------------
                                                                                                                           2,058,411
                                                                                                                     ---------------

REAL ESTATE                                                                                1.1%
        ERP OPERATING LP, 5.25%, 9/15/14                                                                 900,000             907,875
        PULTE HOMES, INC., 6.375%, 5/15/33                                                             1,100,000           1,084,875
                                                                                                                     ---------------
                                                                                                                           1,992,750
                                                                                                                     ---------------

TRANSPORTATION & SHIPPING                                                                  0.9%
        FEDEX CORP., 6.875%, 2/15/06                                                                   1,500,000           1,577,145
                                                                                                                     ---------------

TELECOMMUNICATIONS                                                                         3.6%
        AOL TIME WARNER, 7.625%, 4/15/31                                                                 750,000             865,901
        DEUTSCHE TELEKOM INT FIN, 8.50%, 6/15/10                                                       1,000,000           1,199,977
        FRANCE TELECOM, 8.50%, 3/1/11                                                                    800,000           1,063,790
        MOTOROLA, INC., 7.625%, 11/15/10                                                               1,000,000           1,171,687
        SPRINT CAPITAL CORP., 8.75%, 3/15/32                                                             750,000             954,754
        VERIZON GLOBAL FDG CORP., 7.75%, 6/15/32                                                       1,000,000           1,204,383
                                                                                                                     ---------------
                                                                                                                           6,460,492
                                                                                                                     ---------------

TOTAL CORPORATE BONDS                                                                                                     63,422,705
                                                                                                                     ---------------

TOTAL FIXED INCOME - 100% (Cost $176,480,902)                                                                        $   179,427,220
                                                                                                                     ===============


ACTIVA Schedule of Investments
GROWTH FUND - 9/30/04 (Unaudited)

                                                                                     % OF       SHARES OR
SECURITY DESCRIPTION                                                          INVESTMENTS       PAR VALUE             VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 0.7%                                                             0.7%
        GENERAL ELECTRIC CAPITAL CORP., DN, 10/4/04                                               198,000    $      197,886
                                                                                                             --------------
TOTAL COMMERCIAL PAPER (Cost $197,886)                                                                              197,886
                                                                                                             --------------

COMMON STOCKS - 99.3%
APPAREL                                                                             1.2%
        POLO RALPH LAUREN CORPORATION                                                               8,900           323,693
                                                                                                             --------------

BANKING                                                                             3.2%
        CITIGROUP, INC.                                                                            12,410           547,529
        MBNA CORPORATION                                                                           14,500           365,400
                                                                                                             --------------
                                                                                                                    912,929
                                                                                                             --------------

BREWERY                                                                             1.5%
        ANHEUSER-BUSCH COS., INC.                                                                   8,700           434,565
                                                                                                             --------------

BIOTECHNOLOGY                                                                       1.1%
        GENENTECH, INC.                                                                            *2,900           152,018
        INVITROGEN CORPORATION                                                                     *2,700           148,473
                                                                                                             --------------
                                                                                                                    300,491
                                                                                                             --------------

BUSINESS SERVICES                                                                   3.9%
        EBAY, INC.                                                                                 *7,000           643,580
        FIRST DATA CORP.                                                                           10,600           461,100
                                                                                                             --------------
                                                                                                                  1,104,680
                                                                                                             --------------

COMMUNICATIONS EQUIPMENT                                                            1.7%
        COMCAST CORPORATION NEW CLASS A SPECIAL                                                    *7,700           214,984
        QUALCOMM, INC.                                                                              7,000           273,280
                                                                                                             --------------
                                                                                                                    488,264
                                                                                                             --------------

COMPUTER SOFTWARE                                                                   7.6%
        MICROSOFT CORP.                                                                            46,920         1,297,338
        ORACLE CORP.                                                                              *52,600           593,328
        SYMANTEC CORP.                                                                             *4,900           268,912
                                                                                                             --------------
                                                                                                                  2,159,578
                                                                                                             --------------

COMPUTERS                                                                           6.7%
        CISCO SYSTEMS, INC.                                                                       *32,910           595,671
        DELL, INC.                                                                                *20,600           733,360
        INTEL CORP.                                                                                17,780           356,667
        ZEBRA TECHNOLOGIES CORPORATION                                                             *3,650           222,687
                                                                                                             --------------
                                                                                                                  1,908,385
                                                                                                             --------------

DRUGS                                                                               3.3%
        IVAX CORP.                                                                                 *8,125           155,594
        NOVARTIS AG - ADR                                                                          16,610           775,189
                                                                                                             --------------
                                                                                                                    930,783
                                                                                                             --------------

DATA PROCESSING & REPRODUCTION                                                      0.8%
        ALLIANCE DATA SYSTEMS CORP.                                                                *5,800           235,248
                                                                                                             --------------

DEFENSE                                                                             1.5%
        GENERAL DYNAMICS                                                                            4,200           428,820
                                                                                                             --------------

ELECTRIC UTILITY                                                                    1.4%
        CONSOL ENERGY, INC.                                                                        11,300           394,257
                                                                                                             --------------

ELECTRICAL EQUIPMENT                                                                3.8%
        GENERAL ELECTRIC & CO.                                                                     32,175         1,080,437
                                                                                                             --------------

ELECTRONICS                                                                         4.1%
        EOG RESOURCES, INC.                                                                         7,700           507,045
        HARMAN INTERNATIONAL INDUSTRIES                                                             2,800           301,700
        INTERNATIONAL GAME TECHNOLOGY                                                               7,040           253,088
        PMC - SIERRA, INC.                                                                        *12,800           112,768
                                                                                                             --------------
                                                                                                                  1,174,601
                                                                                                             --------------

ENTERTAINMENT                                                                       0.5%
        WALT DISNEY COMPANY                                                                         6,600           148,830
                                                                                                             --------------

FINANCIAL SERVICES                                                                  5.3%
        AMERICAN EXPRESS COMPANY                                                                    9,940           511,512
        GOLDMAN SACH GROUP, INC.                                                                    3,000           279,720
        PROVIDIAN FINANCIAL CORP.                                                                 *18,300           284,382
        SLM CORP.                                                                                   9,600           428,160
                                                                                                             --------------
                                                                                                                  1,503,774
                                                                                                             --------------

HOUSEHOLD PRODUCTS/WARES                                                            1.3%
        MANPOWER INCORPORATED                                                                       7,900           351,471
                                                                                                             --------------

HOTELS & LODGING                                                                    2.5%
        MARRIOTT INTERNATIONAL CLASS-A                                                              9,200           478,032
        STARWOOD HOTELS & RESORTS WORLDWIDE                                                         5,100           236,742
                                                                                                             --------------
                                                                                                                    714,774
                                                                                                             --------------

INDUSTRIAL GOODS & SERVICES                                                         2.7%
        CLOROX COMPANY                                                                             11,000           586,300
        EXPEDITORS INTERNATIONAL                                                                    3,600           186,120
                                                                                                             --------------
                                                                                                                    772,420
                                                                                                             --------------

INFORMATIONAL SERVICES                                                              2.5%
        YAHOO!, INC.                                                                              *20,700           701,937
                                                                                                             --------------

INSURANCE                                                                           2.2%
        AMERICAN INTERNATIONAL GROUP                                                                9,040           614,630
                                                                                                             --------------

INTERNET CONTENT                                                                    0.8%
        JUNIPER NETWORKS, INC.                                                                     *9,700           228,920
                                                                                                             --------------

MEDICAL EQUIPMENT & SUPPLIES                                                        8.3%
        ALLERGAN, INC.                                                                              4,800           348,240
        BOSTON SCIENTIFIC CORPORATION                                                              *3,900           154,947
        GUIDANT CORP.                                                                               4,200           277,368
       JOHNSON & JOHNSON                                                                           11,210           631,459
       TYCO INTERNATIONAL LTD.                                                                     24,900           763,434
        ALCON, INC.                                                                                 2,100           168,420
                                                                                                             --------------
                                                                                                                  2,343,868
                                                                                                             --------------

MEDICAL LABS & TESTING SERV.                                                        1.1%
        CHARLES RIVER LABORATORIES INTERNATIONAL, INC.                                             *7,000           320,600
                                                                                                             --------------

MEDICAL SERVICES                                                                    2.4%
        UNITEDHEALTH GROUP, INC.                                                                    9,400           693,156
                                                                                                             --------------

OIL & GAS EXPLOR PROD & SER                                                         2.5%
        BURLINGTON RESOURCES                                                                        4,800           195,840
        NEWFIELD EXPLORATION CO.                                                                   *4,600           281,704
        SCHLUMBERGER LTD.                                                                           3,500           235,585
                                                                                                             --------------
                                                                                                                    713,129
                                                                                                             --------------

PHARMACEUTICALS                                                                    10.9%
        AMGEN, INC.                                                                                *2,750           155,870
        BIOGEN IDEC, INC.                                                                          *8,200           501,594
        CAREMARK RX, INC.                                                                         *16,900           541,983
        CHIRON CORPORATION                                                                         *2,500           110,500
        ELAN CORP PLC - SPONS ADR                                                                  *5,100           119,340
        MONSANTO COMPANY                                                                           10,200           371,484
        PFIZER, INC.                                                                               37,414         1,144,868
        ZIMMER HOLDINGS, INC.                                                                      *1,900           150,176
                                                                                                             --------------
                                                                                                                  3,095,815
                                                                                                             --------------

PRINTING & PUBLISHING                                                               2.2%
        THE NEWS CORPORATION, LTD. - SPONSORED ADR                                                 19,200           631,104
                                                                                                             --------------

RESTAURANTS                                                                         0.9%
        STARBUCKS CORP.                                                                            *5,900           268,214
                                                                                                             --------------

RETAIL STORES                                                                       6.7%
        COACH, INC.                                                                                *3,820           162,044
        KOHL'S CORP.                                                                                5,400           260,226
        LOWE'S COMPANIES                                                                            6,000           326,100
        PETSMART, INC.                                                                              4,900           139,111
        STAPLES, INC.                                                                              11,000           328,020
        TARGET CORP.                                                                               15,400           696,850
                                                                                                             --------------
                                                                                                                  1,912,351
                                                                                                             --------------

SECURITY BROKERS & DEALERS                                                          0.4%
        AMERITRADE HOLDING CORP.                                                                  *10,300           123,703
                                                                                                             --------------

SHOES - LEATHER                                                                     1.2%
        NIKE INCORPORATED - CL B                                                                    4,400           346,720
                                                                                                             --------------

TECHNOLOGY-SOFTWARE                                                                 1.0%
        LINEAR TECHNOLOGY                                                                           7,700           279,048
                                                                                                             --------------

TELECOMMUNICATIONS                                                                  2.1%
        RED HAT, INC.                                                                              *7,900            96,696
        SPRINT CORP.                                                                               24,600           495,198
                                                                                                             --------------
                                                                                                                    591,894
                                                                                                             --------------

TOTAL COMMON STOCKS (Cost $25,731,779)                                                                           28,233,089
                                                                                                             --------------

TOTAL INVESTMENTS - 100% (Cost $ 25,929,665)                                                                 $   28,430,975
                                                                                                             ==============


*Non-dividend producing as of September 30, 2004


ACTIVA Schedule of Investments
INTERNATIONAL FUND - 9/30/04 (Unaudited)

                                                                                     % OF        SHARES OR
SECURITY DESCRIPTION                                                          INVESTMENTS        PAR VALUE               VALUE
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100%
ADVERTISING                                                                         1.3%
        AEGIS GROUP PLC                                                                            212,856     $       372,655
                                                                                                               ---------------

AIRLINES                                                                            0.9%
        EMBRAER AIRCRAFT CORP. - ADR                                                                 9,700             256,080
                                                                                                               ---------------

AUTOMOTIVE                                                                          3.2%
        HYUNDAI MOTOR CO. GDR                                                                        5,100             117,590
        RENAULT                                                                                     *3,763             307,760
        HYUNDAI MOTOR CO.                                                                            2,500             115,284
        TOYOTA MOTOR                                                                                 9,300             356,086
                                                                                                               ---------------
                                                                                                                       896,720
                                                                                                               ---------------

BANKING                                                                             7.4%
        HSBC HOLDINGS                                                                               34,740             551,315
        ROYAL BANK OF SCOTLAND                                                                      16,993             490,765
        BAYERISCHE HYPOVEREINSBANK                                                                 *15,536             296,768
        BANCO BILBAO                                                                                18,300             251,833
        MITSUBISHI TOKYO FINAN.                                                                         25             208,456
        BANQUE NATIONALE DE PARIS                                                                    4,524             292,178
                                                                                                               ---------------
                                                                                                                     2,091,315
                                                                                                               ---------------

BANKING & FINANCIAL SERVICES                                                        3.1%
        SUMITOMO MITSUI FINANCIAL GROUP, INC.                                                           80             457,288
        UBS AG- REGISTERED                                                                           6,063             426,794
                                                                                                               ---------------
                                                                                                                       884,082
                                                                                                               ---------------

BREWERY                                                                             1.3%
        INTERBREW (BEL)                                                                             10,936             364,555
                                                                                                               ---------------

BROADCASTING                                                                        2.2%
        PROSIEBEN SAT. 1 MEDIA AG-PFD                                                               25,215             460,360
        MEDIA SET (ITL)                                                                            *13,409             152,218
                                                                                                               ---------------
                                                                                                                       612,578
                                                                                                               ---------------

BUILDING PRODUCTS                                                                   2.5%
        BPB INDUSTRIES                                                                              54,597             422,847
        HOLDERSBANK REG                                                                              5,226             275,592
                                                                                                               ---------------
                                                                                                                       698,439
                                                                                                               ---------------

BUSINESS SERVICES                                                                   2.3%
        VEDIOR N.V.                                                                                *24,944             385,707
        TOPPAN PRINTING                                                                             27,000             264,819
                                                                                                               ---------------
                                                                                                                       650,526
                                                                                                               ---------------

CHEMICALS                                                                           1.2%
        SHIN ETSU CHEM                                                                               9,500             341,333
                                                                                                               ---------------

COMPUTER SOFTWARE                                                                   1.6%
        DASSAULT SYSTEMS SA (FFR)                                                                    9,652             450,980
                                                                                                               ---------------

CONSTRUCTION - FOREIGN                                                              0.6%
        GRUPO FERROVIAL                                                                             *3,798             169,580
                                                                                                               ---------------

CONSUMER GOODS & SERVICES                                                           1.4%
        FUJI PHOTO FILM                                                                             12,000             394,139
                                                                                                               ---------------

CRUISE LINES                                                                        2.2%
        CARNIVAL PLC                                                                                12,666             622,729
                                                                                                               ---------------

DATA PROCESSING & REPRODUCTION                                                      1.0%
        CANON, INC.                                                                                  6,000             281,994
                                                                                                               ---------------

DIVERSIFIED                                                                         1.0%
        HUTCHISON WHAMPOA                                                                           38,000             297,254
                                                                                                               ---------------

ELECTRICAL & ELECTRONIC                                                             0.8%
        CREDIT SUISSE                                                                              584,000             219,193
                                                                                                               ---------------

ELECTRONICS                                                                         4.7%
        ATI TECHNOLOGIES, INC.                                                                     *13,700             210,021
        ASUSTEK COMPUTER, INC. -GDR                                                                139,590             306,135
        LG ELECTRONICS, INC.                                                                         8,090             465,096
        MATSUSHITA ELECTRIC INDL. CO.                                                               25,000             333,666
                                                                                                               ---------------
                                                                                                                     1,314,918
                                                                                                               ---------------

ENTERTAINMENT                                                                       1.1%
        M6 METROPOLE TELEVISION                                                                     11,129             297,731
                                                                                                               ---------------

FINANCIAL & INSURANCE                                                               2.3%
        UFJ HOLDINGS                                                                                    53             232,264
        MERRILL CATHAY FINANCIAL HOLDINGS  LN/WARRANT                                             *227,000             427,672
                                                                                                               ---------------
                                                                                                                       659,936
                                                                                                               ---------------

FINANCIAL SERVICES                                                                  4.5%
        MAN GROUP PLC                                                                               16,898             363,569
        MIZUHO FINANCIAL GROUP                                                                         124             465,781
        ING GROUP                                                                                   17,209             434,311
                                                                                                               ---------------
                                                                                                                     1,263,661
                                                                                                               ---------------

FOOD PRODUCTS                                                                       2.8%
        MORRISON (WM.) SUPERMARKETS PLC                                                            156,745             546,003
        ACTELION LTD.                                                                               *2,257             231,357
                                                                                                               ---------------
                                                                                                                       777,360
                                                                                                               ---------------

FOREST PRODUCTS                                                                     1.0%
        STORA ENSO OYJ 'R' SHRS (FIN)                                                               20,400             275,664
                                                                                                               ---------------

FOREIGN AGENCIES                                                                    1.3%
        GREEK ORGANIZATION OF FOOTBALL PROGNOSTICS                                                  18,810             363,980
                                                                                                               ---------------

HEALTH CARE                                                                         2.6%
        ROCHE HOLDINGS                                                                               6,962             719,226
                                                                                                               ---------------

HOME BUILDERS                                                                       1.0%
        GEORGE WIMPEY PLCITY                                                                        37,742             274,550
                                                                                                               ---------------

HOUSEHOLD PRODUCTS/WARES                                                            0.6%
        RECKITT BENSKISER                                                                            6,976             170,921
                                                                                                               ---------------

HOUSEWARES                                                                          1.0%
        ASAHI GLASS COMPANY                                                                         31,000             282,112
                                                                                                               ---------------

INFORMATIONAL SERVICES                                                              0.5%
        NOK TELENOR ASA                                                                             19,667             149,734
                                                                                                               ---------------

INSURANCE                                                                           1.1%
        T&D HOLDINGS, INC.                                                                          *7,200             314,875
                                                                                                               ---------------

INTERNET CONTENT                                                                    0.6%
        NHN CORP.                                                                                    1,932             161,573
                                                                                                               ---------------

MACHINERY & EQUIPMENT                                                               0.7%
        ASM INTERNATIONAL                                                                          *14,615             195,314
                                                                                                               ---------------

MANUFACTURING - MISCELLANEOUS                                                       1.1%
        BAYER AG                                                                                    11,416             311,931
                                                                                                               ---------------

MATERIALS                                                                           1.6%
        WMC RESOURCES LTD.                                                                         118,855             461,457
                                                                                                               ---------------

MEDICAL EQUIPMENT & SUPPLIES                                                        2.1%
        SANOFI-SYNTHELABO SA (FFR)                                                                   8,274             600,136
                                                                                                               ---------------

MERCHANDISING                                                                       0.9%
        SYNTHES, INC.                                                                                2,210             240,698
                                                                                                               ---------------

NATURAL GAS UTILITY                                                                 1.0%
        TOKYO GAS CO. LTD.                                                                          77,000             273,166
                                                                                                               ---------------

OIL & GAS EXPLOR PROD & SER                                                         6.6%
        SAIPEM S.P.A.                                                                               22,600             254,026
        TOTAL S.A. 'B'(FFR)                                                                          2,909             592,528
        PETROCHINA CO. LTD.                                                                        290,000             155,263
        ENTE NAZIONALE IDROC (ITL)                                                                  12,300             275,590
        PETRO-CANADA                                                                                 3,400             176,616
        PRECISION DRILLING CORP.                                                                    *7,000             402,500
                                                                                                               ---------------
                                                                                                                     1,856,523
                                                                                                               ---------------

PHARMACEUTICALS                                                                     3.4%
        ASTRAZENECA                                                                                  9,700             397,567
        MERCK KGAA                                                                                   5,053             285,550
        YAMANOUCHI PHARMACEUTICAL                                                                    8,800             284,244
                                                                                                               ---------------
                                                                                                                       967,361
                                                                                                               ---------------

PRINTING & PUBLISHING                                                               1.6%
        NEWS CORP.                                                                                  55,301             457,054
                                                                                                               ---------------

PUBLISHING                                                                          1.7%
        UNITED BUSINESS MEDIA                                                                       57,635             486,789
                                                                                                               ---------------

RETAIL STORES                                                                       3.4%
        NEXT PLC                                                                                    12,793             378,033
        ESPRIT HOLDINGS LIMITED                                                                     63,500             322,465
        WOODSIDE PETROLEUM LIMITED                                                                  18,587             262,538
                                                                                                               ---------------
                                                                                                                       963,036
                                                                                                               ---------------

REAL ESTATE                                                                         2.8%
        MITSUBISHI ESTATE CO. LTD. (JP)                                                             29,000             302,591
        MITSUI O.S.K. LINES LTD.                                                                    38,000             227,900
        SINO LAND COMPANY LIMITED                                                                  352,000             261,809
                                                                                                               ---------------
                                                                                                                       792,300
                                                                                                               ---------------

SHOES - LEATHER                                                                     1.1%
        ADIDAS SALOMON                                                                              *2,126             296,263
                                                                                                               ---------------

TECHNOLOGY                                                                          0.0%
        UNITED MICROELECTRONICS CORP. LN                                                             2,211               1,334
                                                                                                               ---------------

TECHNOLOGY-SOFTWARE                                                                 2.1%
        ERICSSON (LM) TEL CO. ADR                                                                  *18,700             584,188
                                                                                                               ---------------

TELECOMMUNICATIONS                                                                  9.1%
        AMERICA MOVIL-SERIES L ADR                                                                  15,800             616,674
        VODAFONE                                                                                   181,621             434,642
        TELECOM ITALIA                                                                              51,800             279,217
        DEUTSCHE TELEKOM                                                                           *27,750             513,536
        TRUE CORPORATION PCL                                                                    *1,151,200             143,118
        INDONESIAN SATELLITE ADR                                                                    14,200             340,800
        PHILIPPINE LONG DISTANCE - ADR                                                              *9,100             227,864
                                                                                                               ---------------
                                                                                                                     2,555,851
                                                                                                               ---------------

TELECOMMUNICATIONS-SERVICES AND EQUIPMENT                                           0.6%
        SHIN CORPORATION PCL                                                                       187,100             165,985
                                                                                                               ---------------

WHOLESALE DISTRIBUTION                                                              1.1%
        SUMITOMO CORPORATION                                                                        42,000             312,480
                                                                                                               ---------------

TOTAL COMMON STOCKS (Cost $26,836,888)                                                                              28,152,259
                                                                                                               ---------------

TOTAL INVESTMENTS - 100% (Cost $ 26,836,888)                                                                   $    28,152,259
                                                                                                               ===============


*Non-dividend producing as of September 30, 2004

At September 30, 2004 the breakdown by country was:
                                   % OF MARKET                      ACTUAL
COUNTRY                               VALUE                      MARKET VALUE
-------------------------------------------------------------------------------
Australia                                   4.2%                     $1,181,048
Belgium                                     1.3%                        364,555
Bermuda                                     1.1%                        322,465
Brazil                                      0.9%                        256,080
Canada                                      2.1%                        579,116
China                                       1.3%                        365,284
Finland                                     1.0%                        275,665
France                                      9.0%                      2,541,313
Germany                                     7.7%                      2,164,408
Greece                                      1.3%                        363,980
Hong Kong                                   2.0%                        559,063
Indonesia                                   1.2%                        340,800
Italy                                       3.4%                        961,050
Japan                                      18.9%                      5,333,194
Republic of Korea                           3.1%                        859,544
Mexico                                      2.2%                        616,674
Netherlands                                 3.6%                      1,015,331
Norway                                      0.5%                        149,734
Philippines                                 0.8%                        227,864
Spain                                       1.5%                        421,413
Sweden                                      2.1%                        584,188
Switzerland                                 6.7%                      1,893,669
Taiwan                                      3.4%                        954,334
Thailand                                    1.1%                        309,103
United Kingdom                             19.6%                      5,512,384
                                  ---------------               ----------------
                                          100.0%                    $28,152,259
                                  ===============               ================

ACTIVA Schedule of Investments
MONEY MARKET FUND 9/30/04 (Unaudited)

                                                                                           % OF         SHARES OR
SECURITY DESCRIPTION                                                                INVESTMENTS         PAR VALUE              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                                                   8.9%
       CITIBANK N.A. (NYC), 1.92%, 12/29/04                                                             1,000,000     $    1,000,000
       ROYAL BANK OF SCOTLAND GROUP, CD, 2.47%, 7/15/05                                                   300,000            299,944
       SOCIETE GENERALE, CD, 2.48%, 7/15/05                                                               500,000            499,884
       WEST LB AG, 1.27%, 10/14/04                                                                      1,000,000          1,000,038
                                                                                                                      --------------
                                                                                                                           2,799,866
                                                                                                                      --------------

COMMERCIAL PAPER                                                                         76.8%
       DAIMLERCHRYSLER REVOLVING CONDUIT, DN, 1.78%, 10/29/04                                           1,000,000            998,616
       KBC FINANCIAL PRODUCS, DN, 1.87%, 10/1/04                                                        1,400,000          1,400,000
       WELLS FARGO BANK MINNESOTA, FRN, 1.03%, 2/14/05                                                  1,000,000          1,000,000
       DEUTSCHE BANK AG, FRN, 10/8/04                                                                   1,000,000          1,000,000
       ATLANTIS ONE FUNDING, DN, 1.07%, 10/1/04                                                         1,000,000          1,000,000
       BMW US CAPITAL CORP., DN, 1.86%, 10/1/04                                                         1,400,000          1,400,000
       CRC FUNDING LLC, DN, 1.81%, 12/9/04                                                              1,000,000            996,531
       CHARTA, LLC, DN, 1.81%, 12/7/04                                                                  1,000,000            996,631
       EDISON ASSET SECURITIZATION LLC, DN, 1.88%, 2/1/05                                               1,000,000            993,577
       FAIRWAY FINANCE CORP., DN, 1.81%, 12/13/04                                                       1,000,000            996,330
       GEMINI SECURITIZATION CORP., DN, 1.82%, 12/13/04                                                 1,000,000            996,309
       GRAMPIAN FUNDING, DN, 1.16%, 10/6/04                                                             1,000,000            999,839
       HATTERAS FUNDING CORPORATION, DN, 1.66%, 11/8/04                                                 1,212,000          1,209,876
       LINKS FINANCE LLC, CB, 1.06%, 6/10/05                                                            1,000,000            999,862
       MONT BLANC CAPITAL CORP., DN, 1.54%, 10/14/04                                                    1,000,000            999,444
       NEW CENTER ASSET TRUST SERIES, DN, 1.87%, 10/1/04                                                1,400,000          1,400,000
       PARADIGM FUNDING, DN, 1.81%, 12/13/04                                                              698,000            695,438
       SILVER TOWER US FUNDING LLC, DN, 1.82%, 12/6/04                                                  1,000,000            996,663
       UBS FINANCE, 1.88%, 10/1/04                                                                      1,400,000          1,400,000
       CC USA INC. FRN, 1.16%, 8/9/04                                                                     750,000            750,047
       GENERAL ELECTRIC CAPITAL CORP., DN, 1.81%, 12/9/04                                               1,000,000            996,531
       NETWORK RAIL CP FINANCE, DN, 1.24%, 10/22/04                                                     1,000,000            999,274
       NEWCASTLE CERTIFICATES PROGRAM, DN, 1.66%, 11/17/04                                              1,000,000            997,833
                                                                                                                      --------------
                                                                                                                          24,222,801
                                                                                                                      --------------

US GOVERNMENT AGENCIES                                                                    8.0%
        FEDERAL HOME LOAN BANK, DN, 10/1/04                                                             2,537,000          2,537,000
                                                                                                                      --------------

CORPORATE BONDS                                                                           6.3%
        HBOS TREASURY SRVCS PLC, FRN, 7/29/05                                                           1,000,000          1,000,536
        K2 (USA) LLC, FRN, 1.47%, 6/15/05                                                               1,000,000            999,920
                                                                                                                      --------------
                                                                                                                           2,000,456

                                                                                                                      --------------
TOTAL SHORT TERM OBLIGATIONS - 100% (Cost $31,560,123)                                                                $   31,560,123
                                                                                                                      ==============

ACTIVA Schedule of Investments
VALUE FUND - 9/30/04 (Unaudited)

                                                                                         % OF       SHARES OR
SECURITY DESCRIPTION                                                              INVESTMENTS       PAR VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
US TREASURY BILLS - 0.1%                                                                0.1%
        U.S. TREASURY BILL, D/N, 10/14/04                                                             100,000    $        99,947
                                                                                                                 ---------------
TOTAL US TREASURY BILLS (Cost $99,953)                                                                                    99,947
                                                                                                                 ---------------

COMMON STOCKS - 99.9%
AEROSPACE                                                                               3.6%
        UNITED DEFENSE INDS., INC.                                                                    *26,000          1,039,740
        UNITED TECHNOLOGIES                                                                            31,436          2,935,494
                                                                                                                 ---------------
                                                                                                                       3,975,234
                                                                                                                 ---------------

AUTOMOTIVE                                                                              0.5%
        FORD MOTOR COMPANY                                                                             39,800            559,190
                                                                                                                 ---------------

AUTOMOTIVE PARTS & EQUIPMENT                                                            0.2%
        DANA CORP.                                                                                     10,148            179,518
                                                                                                                 ---------------

BANKING                                                                                15.9%
        BANK OF AMERICA CORP.                                                                         135,730          5,881,181
        CITIGROUP, INC.                                                                               121,672          5,368,168
        COMERICA, INC.                                                                                 39,460          2,341,951
        HIBERNIA CORP.                                                                                 20,819            549,830
        KEYCORP                                                                                        35,000          1,106,000
        MBNA CORPORATION                                                                               19,600            493,920
        NATIONAL CITY CORP.                                                                            12,800            494,336
        SUN TRUST BANKS, INC.                                                                           5,400            380,214
        UNIONBANCAL CORPORATION                                                                        19,109          1,131,444
                                                                                                                 ---------------
                                                                                                                      17,747,044
                                                                                                                 ---------------

BANKING & FINANCIAL SERVICES                                                            2.1%
        UBS AG-REGISTERED                                                                              32,972          2,318,921
                                                                                                                 ---------------

BEVERAGES - DOMESTIC                                                                    1.9%
        COCA-COLA COMPANY                                                                              13,200            528,660
        PEPSICO, INC.                                                                                  31,800          1,547,070
                                                                                                                 ---------------
                                                                                                                       2,075,730
                                                                                                                 ---------------

BIOTECHNOLOGY                                                                           0.2%
        MILLENNIUM PHARMACEUTICALS                                                                    *15,500            212,505
                                                                                                                 ---------------

BUILDING PRODUCTS                                                                       0.5%
        SHERWIN-WILLIAMS & CO.                                                                         12,700            558,292
                                                                                                                 ---------------

BUSINESS SERVICES                                                                       0.3%
        FIRST DATA CORP.                                                                                8,900            387,150
                                                                                                                 ---------------

CHEMICALS                                                                               1.3%
        AIR PRODUCTS & CHEMICALS                                                                        6,400            348,032
        PPG INDUSTRIES, INC.                                                                            5,000            306,400
        ROHM & HAAS COMPANY                                                                            18,026            774,577
                                                                                                                 ---------------
                                                                                                                       1,429,009
                                                                                                                 ---------------

COMMERCIAL SERVICES                                                                     0.3%
        CENDANT CORP.                                                                                  14,812            319,939
                                                                                                                 ---------------

COMPUTER SOFTWARE                                                                       1.4%
        DST SYSTEMS, INC.                                                                              *7,000            311,290
        MICROSOFT CORP.                                                                                27,200            752,080
        ORACLE CORP.                                                                                  *41,800            471,504
                                                                                                                 ---------------
                                                                                                                       1,534,874
                                                                                                                 ---------------

CONSTRUCTION - DOMESTIC                                                                 0.7%
        CENTEX CORPORATION                                                                              6,200            312,852
        PULTE CORPORATION                                                                               7,900            484,823
                                                                                                                 ---------------
                                                                                                                         797,675
                                                                                                                 ---------------

CONSTRUCTION - FOREIGN                                                                  0.4%
        ACCENTURE LTD.                                                                                 14,800            400,340
                                                                                                                 ---------------

CONSUMER GOODS & SERVICES                                                               0.6%
        COLGATE-PALMOLIVE                                                                               1,400             63,252
        GILLETTE CO.                                                                                   14,365            599,595
                                                                                                                 ---------------
                                                                                                                         662,847
                                                                                                                 ---------------

COSMETICS                                                                               1.2%
        KIMBERLY-CLARK CORP.                                                                           19,900          1,285,341
                                                                                                                 ---------------

DEFENSE                                                                                 1.4%
        GENERAL DYNAMICS                                                                               15,522          1,584,796
                                                                                                                 ---------------

ELECTRIC UTILITY                                                                        3.5%
        AMEREN CORPORATION                                                                             26,100          1,204,515
        AMERICAN ELECTRIC POWER                                                                        23,400            747,864
        EXELON CORP.                                                                                   53,960          1,979,792
                                                                                                                 ---------------
                                                                                                                       3,932,171
                                                                                                                 ---------------

ELECTRICAL & ELECTRONIC                                                                 0.4%
        PUBLIC SERVICE ENTERPRISE GROUP, INC.                                                          11,800            502,680
                                                                                                                 ---------------

ELECTRICAL EQUIPMENT                                                                    3.7%
        FAIRCHILD SEMICONDUCTOR INTL.                                                                 *14,669            207,860
        GENERAL ELECTRIC & CO.                                                                        115,700          3,885,206
                                                                                                                 ---------------
                                                                                                                       4,093,066
                                                                                                                 ---------------

ELECTRONICS                                                                             2.1%
        MOTOROLA, INC.                                                                                100,464          1,812,371
        NATIONAL SEMICONDUCTOR CORP.                                                                   *7,600            117,724
        TEKTRONIX, INC.                                                                                12,000            399,000
                                                                                                                 ---------------
                                                                                                                       2,329,095
                                                                                                                 ---------------

ENTERTAINMENT                                                                           0.5%
        FOX ENTERTAINMENT GRP., INC.-A                                                                *19,900            552,026
                                                                                                                 ---------------

ENVIRONMENTAL SERVICES                                                                  0.2%
        WASTE MANAGEMENT, INC.                                                                          8,800            240,592
                                                                                                                 ---------------

FINANCIAL SERVICES                                                                      7.8%
        AMBAC FINANCIAL GROUP, INC.                                                                     4,500            359,775
        CAPITAL ONE FINANCIAL                                                                          24,538          1,813,358
        COUNTRYWIDE CREDIT IND., INC.                                                                  32,720          1,288,841
        FREDDIE MAC                                                                                    19,557          1,275,899
        FANNIE MAE                                                                                      8,800            557,920
        GOLDEN WEST FINANCIAL CORP.                                                                    14,323          1,589,137
        ISTAR FINANCIAL, INC.                                                                          14,900            614,327
        MERRILL LYNCH & CO.                                                                             5,464            271,670
        MORGAN STANLEY DEAN WITTER DISCOVERY                                                           17,333            854,517
                                                                                                                 ---------------
                                                                                                                       8,625,444
                                                                                                                 ---------------

HOME BUILDERS                                                                           2.1%
        D.R. HORTON, INC.                                                                               6,600            218,526
        KING PHARMACEUTICALS, INC.                                                                    *52,997            632,784
        LENNAR CORPROATION CLASS A                                                                     13,100            623,560
        STANDARD-PACIFIC CORP.                                                                         16,300            918,831
                                                                                                                 ---------------
                                                                                                                       2,393,701
                                                                                                                 ---------------

INFORMATIONAL SERVICES                                                                  2.7%
        AFFILIATED COMPUTER SERVICES                                                                  *11,100            617,937
        TIME WARNER                                                                                   145,223          2,343,899
                                                                                                                 ---------------
                                                                                                                       2,961,836
                                                                                                                 ---------------

INSURANCE                                                                               5.7%
        HARTFORD FINANCIAL SERVICES GROUP                                                              18,500          1,145,705
        MBIA, INC.                                                                                     11,312            658,472
        ST. PAUL COMPANIES                                                                             57,801          1,910,901
        UNUMPROVIDENT CORP.                                                                            21,900            343,611
        ACE LIMITED                                                                                    41,700          1,670,502
        XL CAPITAL LIMITED                                                                              8,590            635,574
                                                                                                                 ---------------
                                                                                                                       6,364,765
                                                                                                                 ---------------

MACHINERY & EQUIPMENT                                                                   0.7%
        CATERPILLAR, INC.                                                                               5,000            402,250
        GRACO, INC.                                                                                    11,800            395,300
                                                                                                                 ---------------
                                                                                                                         797,550
                                                                                                                 ---------------

MERCHANDISING                                                                           0.4%
        OMNICOM GROUP COM                                                                               6,200            452,972
                                                                                                                 ---------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                                    3.2%
        I.B.M.                                                                                         26,120          2,239,529
        PITNEY BOWES, INC.                                                                             13,500            595,350
        XEROX CORP.                                                                                   *50,230            707,238
                                                                                                                 ---------------
                                                                                                                       3,542,117
                                                                                                                 ---------------

OIL/GAS - EQUIPMENT & SVCS                                                              4.2%
        CONOCOPHILLIPS                                                                                 35,900          2,974,315
        MARATHON OIL CORP.                                                                             24,600          1,015,488
        VALERO ENERGY CORP.                                                                             7,900            633,659
                                                                                                                 ---------------
                                                                                                                       4,623,462
                                                                                                                 ---------------

OIL & GAS EXPLOR PROD & SER                                                            10.2%
        CHEVRONTEXACO CORP.                                                                            69,256          3,714,892
        DEVON ENERGY CORP.                                                                             15,542          1,103,637
        EXXON MOBIL CORP.                                                                              79,864          3,859,827
        KERR-MCGEE CORP.                                                                               11,700            669,825
        OCCIDENTAL PETROLEUM CORP.                                                                      9,900            553,707
        PETRO-CANADA                                                                                   15,300            794,835
        UNOCAL CORP.                                                                                   15,000            645,000
                                                                                                                 ---------------
                                                                                                                      11,341,723
                                                                                                                 ---------------

OIL & GAS TRANSMISSION                                                                  1.0%
        UGI CORP.                                                                                      30,900          1,151,334
                                                                                                                 ---------------

PAPER PRODUCTS                                                                          3.2%
        TEMPLE - INLAND, INC.                                                                          26,470          1,777,461
        WEYERHAEUSER                                                                                   27,571          1,832,920
                                                                                                                 ---------------
                                                                                                                       3,610,381
                                                                                                                 ---------------

PHARMACEUTICALS                                                                         2.3%
        ABBOTT LABORATORIES                                                                             1,507             63,837
        ICOS CORPORATION                                                                              *20,400            492,456
        MEDCO HEALTH SOLUTIONS                                                                        *54,562          1,685,966
        PFIZER, INC.                                                                                    8,700            266,220
                                                                                                                 ---------------
                                                                                                                       2,508,478
                                                                                                                 ---------------

RAILROADS                                                                               2.1%
        CANADIAN NATIONAL RAILWAY                                                                      48,471          2,365,385
                                                                                                                 ---------------

RESTAURANTS                                                                             0.9%
        MCDONALDS CORP.                                                                                35,100            983,853
                                                                                                                 ---------------

RETAIL STORES                                                                           2.5%
        ABERCROMBIE & FITCH CO. - CLASS A                                                              32,900          1,036,350
        FOOT LOCKER, INC.                                                                              21,323            505,355
        GENERAL GROWTH PROPERTIES                                                                      10,300            319,300
        MICHAELS STORES, INC.                                                                          14,700            870,387
                                                                                                                 ---------------
                                                                                                                       2,731,392
                                                                                                                 ---------------

STEEL                                                                                   0.2%
        PRECISION CASTPARTS CORP.                                                                       3,400            204,170
                                                                                                                 ---------------

TOBACCO                                                                                 2.9%
        ALTRIA GROUP, INC.                                                                             53,925          2,536,632
        UST, INC.                                                                                      17,200            692,472
                                                                                                                 ---------------
                                                                                                                       3,229,104
                                                                                                                 ---------------

TELECOMMUNICATIONS                                                                      4.7%
        CITIZENS COMMUNICATIONS COMPANY                                                                43,405            581,193
        NEXTEL COMMUNICATIONS, INC. CLASS A                                                           *41,300            984,592
        SPRINT CORP.                                                                                  109,343          2,201,075
        VERIZON COMMUNICATIONS                                                                         38,300          1,508,254
                                                                                                                 ---------------
                                                                                                                       5,275,114
                                                                                                                 ---------------

TELECOMMUNICATIONS-SERVICES AND EQUIPMENT                                               0.2%
        SCIENTIFIC - ATLANTA, INC.                                                                      8,900            230,688
                                                                                                                 ---------------

TOTAL COMMON STOCKS (Cost $100,739,372)                                                                              111,071,504
                                                                                                                 ---------------

TOTAL INVESTMENTS - 100% (Cost $100,839,325)                                                                     $   111,171,451
                                                                                                                 ===============

*Non-dividend producing as of September 30, 2004

At September 30, 2004, the Fund's open future contracts were as follows:

Number of                              Opening                                         Face                               Market
Contracts                          Contract Type                                      Amount                               Value
---------------------------------------------------------------------------------------------------------------------------------
     25                 Standard & Poor's 500 Emini Future, 12/17/04                $1,393,797                        $1,393,625

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Activa Mutual Fund Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date     November 3, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.